Income Taxes (Income tax expense (benefit) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current:
U.S. federal			$ 369	$ 313	$ 282
State and local			23	28	(8)
Foreign jurisdiction			136	117	112
Total			528	458	386
Deferred:
U.S. federal			(121)	(97)	(87)
State and local			(7)	(15)	(4)
Foreign jurisdiction			(6)	(4)	(13)
Total	(22)	(26)	(134)	(116)	(104)
Total income tax expense	$ 62	$ 82	$ 394	$ 342	$ 282